Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Taxation Charge Based on Profits
The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2023 £m	2022 £m	2021 £m
UK current year charge	207	200	119
Rest of World current year charge	1,371	1,351	593
Charge/(credit) in respect of prior periods	43	(60)	219
Current taxation	1,621	1,491	931
Deferred taxation	(865)	(784)	(848)
	756	707	83

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge
The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2023 £m	2023%	2022 £m	2022%	2021 £m	2021%
Profit before tax	6,064		5,628		3,599
UK statutory rate of taxation	1,425	23.5	1,069	19.0	685	19.0
Differences in overseas taxation rates	159	2.6	318	5.6	302	8.4
Benefit of intellectual property incentives	(696)	(11.5)	(600)	(10.7)	(382)	(10.6)
R&D credits	(121)	(2.0)	(119)	(2.1)	(100)	(2.8)
Permanent differences on disposals, acquisitions and transfers	10	0.2	275	4.9	(3)	(0.1)
Other permanent differences	102	1.7	82	1.5	(4)	(0.1)
Re-assessments of prior year current tax estimates	43	0.7	(60)	(1.1)	219	6.1
Re-assessments of prior year deferred tax estimates	(147)	(2.4)	(233)	(4.1)	(281)	(7.8)
Changes in tax rates	(19)	(0.3)	(25)	(0.4)	(353)	(9.8)
Tax charge/tax rate	756	12.5	707	12.6	83	2.3

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income

Tax on items charged to equity and statement of comprehensive income	2023 £m	2022 £m	2021 £m
Current taxation
Share-based payments	(1)	(3)	–
Defined benefit plans	(143)	–	–
Fair value movements on cash flow hedges	–	–	5
Fair value movements on equity investments	(6)	12	36
	(150)	9	41
Deferred taxation
Share-based payments	(6)	11	(11)
Defined benefit plans	184	(211)	223
Fair value movements on cash flow hedges	(1)	(9)	3
Fair value movements on equity investments	(8)	(68)	(167)
	169	(277)	48
Total charge/(credit) to equity and statement of comprehensive income	19	(268)	89

Summary of Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra-Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total
At 1 January 2022	(211)	(3,711)	850	999	640	1,450	91	1,554	1,662
Exchange adjustments	(29)	(264)	–	(40)	64	6	1	160	(102)
Credit/(charge) to income statement	122	126	142	258	(32)	104	(22)	190	888
Credit/(charge) to statement of comprehensive income	–	–	–	–	182	42	(11)	(12)	201
Acquisitions/Disposals	(1)	(637)	–	–	–	67	–	76	(495)
R&D credits utilisation	–	–	–	–	–	–	–	(76)	(76)
Transfer of assets for sale/distribution	62	3,667	–	(118)	(60)	(8)	(2)	(250)	3,291
At 31 December 2022	(57)	(819)	992	1,099	794	1,661	57	1,642	5,369
Exchange adjustments	11	58	–	(70)	(24)	(2)	–	(100)	(127)
Credit/(charge) to income statement	72	229	(71)	223	(15)	335	12	80	865
Credit/(charge) to statement of comprehensive income	–	–	–	–	(184)	–	5	10	(169)
Acquisitions/Disposals	–	(144)	–	–	–	–	–	–	(144)
R&D credits utilisation	–	–	–	–	–	–	–	(56)	(56)
At 31 December 2023	26	(676)	921	1,252	571	1,994	74	1,576	5,738

Summary of Deferred Tax Assets and Liabilities Recognised on the Balance Sheet	:

	2023 £m	2022 £m
Deferred tax assets	6,049	5,658
Deferred tax liabilities	(311)	(289)
	5,738	5,369

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits

		2023		2022
Unrecognised tax losses	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses expiring:
Within 10 years	939	149	967	175
More than 10 years	1,238	66	44	13
Available indefinitely	228	47	192	41
At 31 December	2,405	262	1,203	229

Capital losses expiring:
Available indefinitely	2,261	567	2,326	548
At 31 December	2,261	567	2,326	548